Indebtedness (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 0.3
2013 Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt outstanding	214.4
Notes Repurchased [Member] | 2013 Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt repurchased	72.5
Interest rate of notes	2.50%
Maturity date	Aug. 01, 2013
Total cash consideration for debt repurchase	71.6
Cash paid to purchase debt	71.4
Accrued and unpaid interest	0.2
Loss on extinguishment of debt	$ 0.3